OPERATING LEASES - Committed Time Charter Revenues (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Leases [Abstract]
Vessel operating revenues	$ 174,932	$ 179,204
1 year	342,556
2 years	290,658
3 years	221,792
4 years	156,648
5 years	156,046
Thereafter	250,713
Total	$ 1,418,413